Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses ((Favorable) Unfavorable Prior Accident Years) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prior accident years reserve development
Prior years	$ (4)	$ 367	$ (196)
Auto liability [Member]
Prior accident years reserve development
Prior years	(25)	(97)	(169)
Homeowners [Member]
Prior accident years reserve development
Prior years	(32)	(1)	23
Professional Liability [Member]
Prior accident years reserve development
Prior years	40	29	(88)
Package Business [Member]
Prior accident years reserve development
Prior years	(20)	(76)	(19)
Workers' Compensation [Member]
Prior accident years reserve development
Prior years	78	171	(70)
General liability [Member]
Prior accident years reserve development
Prior years	(87)	(40)	(108)
Fidelity and Surety [Member]
Prior accident years reserve development
Prior years	(9)	(7)	(5)
Commercial property [Member]
Prior accident years reserve development
Prior years	(8)	(4)	(16)
Net asbestos reserves [Member]
Prior accident years reserve development
Prior years	48	294	189
Net environmental reserves [Member]
Prior accident years reserve development
Prior years	10	26	67
All other non-A&E [Member]
Prior accident years reserve development
Prior years	0	0	11
Uncollectible reinsurance [Member]
Prior accident years reserve development
Prior years	0	0	(30)
Change in workers compensation discount, including accretion [Member]
Prior accident years reserve development
Prior years	52	38	26
Catastrophes [Member]
Prior accident years reserve development
Prior years	(66)	37	11
Other reserve re-estimates [Member]
Prior accident years reserve development
Prior years	$ 15	$ (3)	$ (18)